Annual Total Returns - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Templeton Global Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	16.73%	(11.95%)	2.43%	(6.17%)	(5.06%)	(4.14%)	0.35%	1.27%	2.35%	6.22%
Templeton Global Bond Enhanced Fund
Prospectus [Line Items]
Annual Return [Percent]	20.40%	(6.74%)	5.88%	(12.53%)	(5.39%)	5.32%	1.21%	1.69%	2.83%	8.41%
Templeton Sustainable Emerging Markets Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	26.41%	(3.70%)	12.13%	(10.51%)	(5.54%)	(6.80%)	1.33%	(3.30%)	10.21%	10.41%